Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation, Share-Based Payments [Member]	Retained Earnings [Member]
Beginning balance, value at Dec. 31, 2021	$ 302,679,682	$ 20,625,372	$ 23,402,083	$ (286,677,255)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2021	99,547,710
Net loss for the period				(1,545,387)
Stock option compensation (Note 9)			3,930
Ending balance, value at Mar. 31, 2022	302,679,682	20,625,372	23,406,013	(288,222,642)
Beginning balance, value at Dec. 31, 2022	$ 302,679,682	20,625,372	23,561,301	(295,273,771)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2022	99,547,710
Net loss for the period				(1,094,066)
Stock option compensation (Note 9)
Ending balance, value at Mar. 31, 2023	$ 302,679,682	$ 20,625,372	$ 23,561,301	$ (296,367,837)